COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 8 - Commitments and Contingencies

Leases

The Company’s leases include various operating leases for offices, laboratory space, and storage space, expiring at various dates through November 2032. Many leases include one or more options to renew. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably certain. The Company’s finance lease for the facility in Methuen, Massachusetts was terminated in October 2025. Fixed rent generally escalates each year, and the Company is responsible for a portion of the landlords’ operating expenses such as property tax, insurance, and common area maintenance.

The components of lease expenses recorded within the condensed consolidated statements of operations for the three months ended March 31, 2026, and 2025 are as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Finance lease costs:
Amortization of right-of-use assets	$—	$207
Interest on financing lease liabilities	—	185
Total finance lease costs	—	392
Operating lease costs:
Operating lease expenses	480	497
Variable lease expenses	217	199
Short-term lease expenses	—	18
Total operating lease costs	697	714
Total lease expenses	$697	$1,106

Other information related to agreements treated as finance and operating leases was as follows:

	Three Months Ended March 31,
	2026	2025
Operating cash flows from operating leases	$(489)	$(493)
Financing cash flows from finance lease	$—	$(353)

	As of
	March 31, 2026	December 31, 2025
Weighted-average remaining lease term – operating leases (years)	5.5	5.9
Weighted-average discount rate – operating leases	8.04%	8.05%
Remaining lease term – finance lease (years)	—	—
Discount rate – finance lease	N/A	N/A

The remaining lease obligations are substantially unchanged from year end.

Legal Proceedings

From time to time, the Company may be subject to legal claims or be party to legal proceedings arising in the normal course of business. While the outcome of such claims or proceedings cannot be predicted with certainty, the Company’s management expects that any such liabilities, to the extent not provided for by insurance or otherwise, would not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company is party to an arbitration, initiated on March 14, 2025, before the International Centre for Dispute Resolution. A hearing was conducted in June 2026, and post-hearing submission are due in July 2026. The hearing is regarding a contractual dispute in which a vendor is seeking $4,900 in damages, interest, and other relief. The Company does not believe that such payment is owed, is defending against such claims, and it has asserted counterclaims. The Company believes that a loss is neither probable nor remote and is unable to reasonably estimate the amount or range of possible loss due to the stage of the proceedings and the uncertainty regarding the resolution of the competing claims.

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Leases

As of December 31, 2025, the Company only has operating leases. In evaluating its lease obligations, the Company considers the current lease term and anticipates changes pertaining to those leases. Where the Company is provided with an option to extend the lease, the periods covered by an option to extend the lease that we are reasonably certain to exercise are contemplated in our calculations. Related to these leases, the landlords generally stipulate in the lease agreements the fixed or escalating monthly rent expense, real estate taxes, operating costs, management fees and other tenant expenses.

The Company leases its corporate office facilities, which include offices, laboratory space and storage space, under a non-cancelable operating lease at 19 Presidential Way in Woburn, Massachusetts. Effective September 16, 2022, the Company amended the lease (the Third Amendment to the Lease) to extend the term of the lease to April 30, 2028.

On February 25, 2022, the Company entered into a three-year lease of a facility in Tallahassee, Florida (“Base Term”), for the Company’s research and development activities. The Company had a one-time option to extend the Base Term for an additional three-year term but opted not to exercise that option. The lease expired at the end of its term in February 2025.

On June 6, 2022, the Company entered into a ten-and-a-half-year lease in Methuen, Massachusetts (“Initial Term”), for production of the Company’s products. The Company had options to extend the Initial Term for two consecutive five-year terms.

In July 2025, the Company significantly reduced its use of its leased facility in Methuen, Massachusetts with the intention to either sublease the space to recover a portion of the total lease costs or terminate the lease and sell the remaining equipment. The Company exited the lease in October 2025 once a new tenant had been identified. The total loss recognized by the Company during the year ended December 31, 2025, to terminate and exit the lease was $17,063, which is comprised of the impairment of certain property and equipment associated with the lease, the write off of the remaining assets abandoned when the lease was terminated, and the payment of the lease termination fee of $2,000. The total loss recognized was reduced by proceeds of $2,400 the Company received upon exiting the lease that were earned from the sale of certain machinery and equipment and leasehold improvements to the new tenant under the lease and the gain associated with the reversal of the lease liability upon termination of the lease.

On June 28, 2022, the Company entered into a two-year lease at a separate location in Woburn, Massachusetts, commencing on August 1, 2022 (“First Term”), for additional office space. The Company had a one-time option to extend the First Term for an additional three-year term but opted not to exercise that option. The lease expired at the of its term in July 2024.

On November 11, 2022, the Company entered into a ten-year sublease in Billerica, Massachusetts (“Term”), for offices and laboratories for research and development of the Company’s products. The Company has no options to extend the Term of this sublease but does have an option to renew or extend a lease of the space directly with the property landlord, for one period of five years.

The components of lease expenses recorded within the consolidated statements of operations for the years ended December 31, 2025, and 2024 are as follows (in thousands):

	Year Ended December 31,
	2025	2024
Finance lease costs:
Amortization of right-of-use assets	$666	$829
Interest on financing lease liabilities	583	772
Total finance lease costs	1,249	1,601
Operating lease costs:
Operating lease expenses	1,936	2,089
Variable lease expenses	799	947
Short-term lease expenses	18	66
Total operating lease costs	2,753	3,102
Total lease expenses	$4,002	$4,703

Other information related to agreements treated as finance and operating leases was as follows:

	Year Ended December 31,
	2025	2024
Operating cash flows from operating leases	$(1,954)	$(2,053)
Financing cash flows from finance lease	$(1,148)	$(1,391)
Weighted-average remaining lease term - operating leases (years)	5.9	6.8
Weighted-average discount rate - operating leases	8.05%	8.08%
Remaining lease term - finance lease (years)	—	8.8
Discount rate - finance lease	N/A	7.85%

Right-of-use assets obtained in exchange for operating obligations are presented at their present value as of the dates the related leases commenced. Weighted averages presented above are calculated using the remaining prevent values of the related operating leases as of December 31, 2025.

Maturities of lease liabilities as of December 31, 2025, were as follows (in thousands):

Operating lease
Year Ended December 31,	obligations
2026	$1,994
2027	2,053
2028	1,546
2029	1,308
2030	1,348
Thereafter	2,577
Total lease payments	10,826
Imputed interest	(2,289)
Net lease liabilities, short-term and long-term	$8,537
Reported as of December 31, 2025:
Lease liabilities, current portion	1,357
Lease liabilities, net of current portion	7,180
Net lease liabilities, short-term and long-term	$8,537

Legal Proceedings

From time to time, the Company may be subject to legal claims or be party to legal proceedings arising in the normal course of business. While the outcome of such claims or proceedings cannot be predicted with certainty, the Company’s management expects that any such liabilities, to the extent not provided for by insurance or otherwise, would not have a material effect on the Company’s financial condition, results of operations or cash flows.

The Company is party to an arbitration, initiated on March 14, 2025, before the International Centre for Dispute Resolution and with a hearing scheduled for June 2026, regarding a contractual dispute in which a vendor is seeking $4,900 in damages, interest, and other relief. The Company does not believe that such payment is owed, is defending against such claims, and it has asserted counterclaims. The Company believes that a loss is neither probable nor remote and is unable to reasonably estimate the amount or range of possible loss due to the stage of the proceedings and the uncertainty regarding the resolution of the competing claims.

Cartesian Growth Corporation III
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing global conflicts in the Middle East, Europe, and Latin America. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

On July 4, 2025, the U.S. government enacted tax reform, commonly referred to as the One Big Beautiful Bill Act (“OBBB”). OBBB amends U.S. tax law, including provisions related to bonus depreciation, interest expense limitation, research and development, global intangible low-taxed income, foreign derived intangible income and base erosion and anti-abuse tax. The Company evaluated the provisions of the OBBB and determined that adoption of the new law did not have a material impact on its unaudited condensed financial statements or related disclosures.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Registration Rights

The holders of the founder shares (and the Class A ordinary shares issuable upon conversion of the founder shares), Private Placement Warrants (and the Class A ordinary shares underlying such Private Placement Warrants), and private placement equivalent-warrants that may be issued upon conversion of the Working Capital Loans have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement signed on May 1, 2025, the effective date of the registration statements for the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding anything to the contrary, Cantor may only make a demand on one occasion and only during the five-year period beginning from the commencement of sales in the Initial Public Offering. In addition, Cantor may participate in a “piggy-back” registration only during the seven-year period beginning from the commencement of sales in the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from May 1, 2025, the effective date of the registration statements for the Initial Public Offering, to purchase up to an additional 3,600,000 Units to cover over-allotments, if any, at the Initial Public Offering price less underwriting discounts and commissions. On May 2, 2025, the underwriters fully exercised their over-allotment option, closing on the 3,600,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,800,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.50% of the gross proceeds of the Initial Public Offering held in the Trust Account, other than the gross proceeds from Units sold pursuant to the underwriters’ over-allotment option, and 6.50% of the gross proceeds from Units sold pursuant to the underwriters’ over-allotment option, or $13,140,000 in the aggregate upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On December 17, 2025, the Company entered into a Fee Modification Agreement with Cantor in connection with its contemplated business combination with Factorial Inc., pursuant to which Cantor agreed to modify the previously agreed $13,140,000 deferred underwriting commission. If the business combination with Factorial Inc. is consummated, the Company (or the target or successor) will pay Cantor a non-refundable modified deferred fee payable at closing equal to $3.75 million plus amounts based on the value of public shares not redeemed in the transaction, subject to an aggregate cap of $13.0 million.

Business Combination Agreement

On December 17, 2025, the Company, Fenway MS, Inc., a Delaware corporation (“Merger Sub”), and Factorial Inc., a Delaware corporation (“Factorial”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement and the transactions contemplated thereby (the “Business Combination”) were unanimously approved by the boards of directors and special committees comprised of independent and disinterested members of the boards of directors of each of the Company and Factorial. The Business Combination is expected to close in mid-2026, following the receipt of the requisite approvals of the Company’s shareholders and Factorial stockholders and the fulfillment of other customary closing conditions.

Amendment to Business Combination Agreement

On March 26, 2026, the Company, Merger Sub and Factorial entered into an Amendment to the Business Combination Agreement (the “BCA Amendment”). The BCA Amendment, among other things, (A) amends the sixth paragraph of the Preamble and inserts a new clause (a) into Section 2.1 of the Business Combination Agreement to provide that the redemption of the Company’s shares in connection with the Closing of the Business Combination (the “Shareholder Redemption”) shall occur at least one day prior to the Domestication, thereby clarifying the timing and sequencing of the Shareholder Redemption relative to the Domestication; (B) amends certain definitions, including the definition of “Ancillary Documents” to remove references to the “CGC Private Warrant Exchange Agreement”, the definition of “Company Convertible Notes” to mean any convertible note or other equity-linked debt instrument convertible into Equity Securities of the Company or any of its subsidiaries outstanding as of the Merger Effective Time; (C) amends clause (b)(iii) of Section 5.8 of the Business Combination Agreement to bifurcate the previously singular “Nasdaq Proposal” into two distinct proposals to be submitted to the Company’s shareholders for approval: (i) the adoption and approval of the issuance of shares in connection with the transactions contemplated by the Business Combination Agreement and (ii) the adoption and approval of the issuance of shares in connection with the PIPE Financing (as defined below), and consequently update the definition of “Nasdaq Proposal” to read “Nasdaq Proposals;” and (D) amend and restate Sections 5.21 and 5.22 of the Business Combination Agreement to remove the provisions related to an exchange of the Company’s Public Warrants and Private Placement Warrants (the “Warrant Exchange”).

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, Sponsor and Factorial entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor, as a holder of the Company’s Class B ordinary shares (the “Sponsor Shares”), has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the Business Combination, (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Class B ordinary shares (whether resulting from the transactions contemplated by the Business Combination Agreement or otherwise), (iii) be bound by certain other covenants and agreements related to the Business Combination, (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Business Combination, (v) be subject to certain transfer restrictions provided in the bylaws to of New Factorial become effective at the closing of the Business Combination, and (vi) waive redemption rights with respect to the Sponsor Shares, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

On March 26, 2026, Sponsor and Factorial entered into an Amendment to the Sponsor Support Agreement (the “SSA Amendment”). The SSA Amendment (a) deletes the provision in Section 1 of the Sponsor Support Agreement that required the Sponsor, until the closing of the Business Combination or the earlier termination of the Business Combination Agreement, to cause all of its Private Placement Warrants to be present for quorum purposes at any meeting or written consent of the Company warrant holders and to vote or consent such warrants in favor of the warrant agreement amendment contemplated by the Warrant Exchange; and (b) amends and restates Section 2 of the Sponsor Support Agreement in its entirety to read “[Reserved.],” thereby removing the provisions relating to the Warrant Exchange.

PIPE Financing

Concurrently with the execution of the Business Combination Agreement, the Company entered into a Stock Purchase Agreement (the “Sponsor Stock Purchase Agreement”) with an affiliate of the Sponsor (the “Sponsor Investor”) and a Stock Purchase Agreement (the “Institutional Investor Stock Purchase Agreement,” and together with the Sponsor Stock Purchase Agreement, “Investor Stock Purchase Agreements”) with a certain institutional investor (the “Institutional Investor,” and together with the Sponsor Investor, the “PIPE Investors”).

Pursuant to the Investor Stock Purchase Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, at the closing of the Business Combination, an aggregate of 9,927,184 shares of New Factorial Series A Common Stock, at an average subscription price of $10.08 per share (assuming a Redemption Price (as defined in the Company’s certificate of incorporation) of $10.30 per share) for aggregate gross proceeds of $100,000,000 (the “PIPE Financing”). The Institutional Investor subscribed for 7,500,000 shares of New Factorial Series A Common Stock at a subscription price of $10.00 per share, and the Sponsor Investor subscribed for 2,427,184 shares of New Factorial Series A Common Stock (assuming a Redemption Price of $10.30 per share) at a subscription price equal to the Redemption Price. Pursuant to the Investor Stock Purchase Agreements, the Sponsor will transfer at the closing of the Business Combination (which transfer may be indirectly through forfeiture and reissuance) an aggregate of 750,000 shares of New Factorial Series A Common Stock to the Institutional Investor and 250,000 shares of New Factorial Series A Common Stock to the Sponsor Investor. The average subscription prices are $9.09 per share and $9.34 per share for the Institutional Investor and the Sponsor Investor, respectively, assuming a Redemption Price of $10.30 per share and taking into account the foregoing transfers from the Sponsor.

Registration Rights Agreement

In connection with the closing of the Business Combination, New Factorial (the resulting post-Closing entity, “New Factorial”), Sponsor, Cantor and certain stockholders of Factorial will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, among other things, New Factorial will agree that, within 30 calendar days following the closing of the Business Combination, New Factorial will file with the SEC (at New Factorial’s sole cost and expense) a registration statement registering the resale of certain shares of New Factorial Series A Common Stock held by or issuable to the parties thereto (the “Resale Registration Statement”), and New Factorial will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof. Such holders will be entitled to customary piggyback registration rights and demand registration rights, including underwritten demands.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing global conflicts in the Middle East, Europe, and Latin America. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

On July 4, 2025, the U.S. government enacted tax reform, commonly referred to as the One Big Beautiful Bill Act (“OBBB”). OBBB amends U.S. tax law, including provisions related to bonus depreciation, interest expense limitation, research and development, global intangible low-taxed income, foreign derived intangible income and base erosion and anti-abuse tax. The Company evaluated the provisions of the OBBB and determined that adoption of the new law did not have a material impact on its financial statements or related disclosures.

Any of the above mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Registration Rights

The holders of the founder shares (and the Class A ordinary shares issuable upon conversion of the founder shares), Private Placement Warrants (and the Class A ordinary shares underlying such Private Placement Warrants), and private placement equivalent-warrants that may be issued upon conversion of the Working Capital Loans have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination pursuant to a registration rights agreement signed on May 1, 2025, the effective date of the registration statements for the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. Notwithstanding anything to the contrary, Cantor may only make a demand on one occasion and only during the five-year period beginning from the commencement of sales in the Initial Public Offering. In addition, Cantor may participate in a “piggy-back” registration only during the seven-year period beginning from the commencement of sales in the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from May 1, 2025, the effective date of the registration statements for the Initial Public Offering, to purchase up to an additional 3,600,000 Units to cover over-allotments, if any, at the Initial Public Offering price less underwriting discounts and commissions. On May 2, 2025, the underwriters fully exercised their over-allotment option, closing on the 3,600,000 additional Units simultaneously with the Initial Public Offering.

The underwriters were entitled to a cash underwriting discount of $4,800,000, which was paid in cash to the underwriters at the closing of the Initial Public Offering.

Additionally, the underwriters are entitled to a deferred underwriting discount of 4.50% of the gross proceeds of the Initial Public Offering held in the Trust Account, other than the gross proceeds from Units sold pursuant to the underwriters’ over-allotment option, and 6.50% of the gross proceeds from Units sold pursuant to the underwriters’ over-allotment option, or $13,140,000 in the aggregate upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

On December 17, 2025, the Company entered into a Fee Modification Agreement with Cantor in connection with its contemplated business combination with Factorial Inc., pursuant to which Cantor agreed to modify the previously agreed $13,140,000 deferred underwriting commission. If the business combination with Factorial Inc. is consummated, the Company (or the target or successor) will pay Cantor a non-refundable modified deferred fee payable at closing equal to $3.75 million plus amounts based on the value of public shares not redeemed in the transaction, subject to an aggregate cap of $13.0 million.

Business Combination Agreement

On December 17, 2025, the Company, Fenway MS, Inc., a Delaware corporation (“Merger Sub”), and Factorial Inc., a Delaware corporation (“Factorial”), entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). The Business Combination Agreement and the transactions contemplated thereby (the “Business Combination”) were unanimously approved by the boards of directors and special committees comprised of independent and disinterested members of the boards of directors of each of CGC and Factorial. The Business Combination is expected to close in mid-2026, following the receipt of the requisite approvals of CGC shareholders and Factorial stockholders and the fulfillment of other customary closing conditions.

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, Sponsor and Factorial entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor, as a holder of the Company’s Class B ordinary shares (the “Sponsor Shares”), has agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the Business Combination, (ii) waive any adjustment to the conversion ratio set forth in the governing documents of the Company or any other anti-dilution or similar protection with respect to the Class B ordinary shares (whether resulting from the transactions contemplated by the Business Combination Agreement or otherwise), (iii) be bound by certain other covenants and agreements related to the Business Combination, (iv) be bound by certain transfer restrictions with respect to its shares in the Company prior to the closing of the Business Combination, (v) be subject to certain transfer restrictions provided in the New Factorial Bylaws, and (vi) waive redemption rights with respect to the Sponsor Shares, in each case, on the terms and subject to the conditions set forth in the Sponsor Support Agreement.

PIPE Financing

Concurrently with the execution of the Business Combination Agreement, the Company entered into a Stock Purchase Agreement (the “Sponsor Stock Purchase Agreement”) with an affiliate of the Sponsor (the “Sponsor Investor”) and a Stock Purchase Agreement (the “Institutional Investor Stock Purchase Agreement,” and together with the Sponsor Stock Purchase Agreement, “Investor Stock Purchase Agreements”) with a certain institutional investor (the “Institutional Investor,” and together with the Sponsor Investor, the “PIPE Investors”).

Pursuant to the Investor Stock Purchase Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the PIPE Investors, at the closing of the Business Combination, an aggregate of 9,927,184 shares of New Factorial Series A Common Stock, at an average subscription price of $10.08 per share (assuming a Redemption Price (as defined in the Company’s certificate of incorporation) of $10.30 per share) for aggregate gross proceeds of $100,000,000 (the “PIPE Financing”). The Institutional Investor subscribed for 7,500,000 shares of New Factorial Series A Common Stock at a subscription price of $10.00 per share, and the Sponsor Investor subscribed for 2,427,184 shares of New Factorial Series A Common Stock (assuming a Redemption Price of $10.30 per share) at a subscription price equal to the Redemption Price. Pursuant to the Investor Stock Purchase Agreements, the Sponsor will transfer at the closing of the Business Combination (which transfer may be indirectly through forfeiture and reissuance) an aggregate of 750,000 shares of New Factorial Series A Common Stock to the Institutional Investor and 250,000 shares of New Factorial Series A Common Stock to the Sponsor Investor. The average subscription prices are $9.09 per share and $9.34 per share for the Institutional Investor and the Sponsor Investor, respectively, assuming a Redemption Price of $10.30 per share and taking into account the foregoing transfers from the Sponsor.

Registration Rights Agreement

In connection with the closing of the Business Combination, New Factorial (the resulting post-Closing entity, “New Factorial”), Sponsor, Cantor and certain stockholders of Factorial will enter into an amended and restated registration rights agreement (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, among other things, New Factorial will agree that, within 30 calendar days following the closing of the Business Combination, New Factorial will file with the SEC (at New Factorial’s sole cost and expense) a registration statement registering the resale of certain shares of New Factorial Series A Common Stock held by or issuable to the parties thereto (the “Resale Registration Statement”), and New Factorial will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof. Such holders will be entitled to customary piggyback registration rights and demand registration rights, including underwritten demands.